Share Capital (Details) - shares	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, Issued and outstanding	24,033,660	23,491,948